Value Line Capital Appreciation Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2025

Shares		Value
COMMON STOCKS 65.6%
COMMUNICATION SERVICES 10.9%
	INTERNET 10.2%
74,000	Alphabet, Inc. Class A	$11,443,360
32,000	Meta Platforms, Inc. Class A	18,443,520
9,600	Netflix, Inc.(1)	8,952,288
40,000	Roku, Inc.(1)	2,817,600
270,000	Snap, Inc. Class A(1)	2,351,700
		44,008,468
	MEDIA 0.7%
30,000	Walt Disney Co.	2,961,000
		46,969,468
CONSUMER DISCRETIONARY 10.4%
	AUTO MANUFACTURERS 2.2%
280,000	Rivian Automotive, Inc. Class A(1)(2)	3,486,000
24,000	Tesla, Inc.(1)	6,219,840
		9,705,840
	ENTERTAINMENT 0.8%
100,000	DraftKings, Inc. Class A(1)	3,321,000
	INTERNET 5.1%
30,000	Alibaba Group Holding Ltd. ADR	3,966,900
68,000	Amazon.com, Inc.(1)	12,937,680
1,100	Booking Holdings, Inc.	5,067,601
		21,972,181
	LODGING 0.7%
13,000	Hilton Worldwide Holdings, Inc.	2,958,150
	RETAIL 1.6%
90,000	Chipotle Mexican Grill, Inc.(1)	4,518,900
8,000	Lululemon Athletica, Inc.(1)	2,264,480
		6,783,380
		44,740,551
CONSUMER STAPLES 0.6%
	BEVERAGES 0.6%
13,000	Constellation Brands, Inc. Class A	2,385,760
ENERGY 1.0%
	OIL & GAS 1.0%
27,000	Diamondback Energy, Inc.	4,316,760
FINANCIALS 9.5%
	0.9%
30,000	Blackstone, Inc.	4,193,400
	BANKS 3.2%
115,000	Bank of America Corp.	4,798,950
9,500	Goldman Sachs Group, Inc.	5,189,755
15,000	JPMorgan Chase & Co.	3,679,500
		13,668,205
	COMMERCIAL SERVICES 0.5%
32,000	PayPal Holdings, Inc.(1)	2,088,000
	DIVERSIFIED FINANCIALS 3.9%
21,000	Coinbase Global, Inc. Class A(1)	3,616,830
24,000	Interactive Brokers Group, Inc. Class A	3,974,160
26,000	Visa, Inc. Class A	9,111,960
		16,702,950
Shares		Value
COMMON STOCKS 65.6% (continued)
FINANCIALS 9.5% (continued)
	INTERNET 1.0%
105,000	Robinhood Markets, Inc. Class A(1)	$4,370,100
		41,022,655
HEALTHCARE 6.6%
	BIOTECHNOLOGY 3.7%
45,000	BioMarin Pharmaceutical, Inc.(1)	3,181,050
210,000	Exelixis, Inc.(1)	7,753,200
10,000	Vertex Pharmaceuticals, Inc.(1)	4,848,200
		15,782,450
	HEALTHCARE PRODUCTS 1.3%
125,000	Exact Sciences Corp.(1)(2)	5,411,250
	PHARMACEUTICALS 1.6%
27,000	Dexcom, Inc.(1)	1,843,830
10,000	Madrigal Pharmaceuticals, Inc.(1)(2)	3,312,300
12,000	Zoetis, Inc.	1,975,800
		7,131,930
		28,325,630
INDUSTRIALS 4.3%
	AIRLINES 0.8%
75,000	Delta Air Lines, Inc.	3,270,000
	INTERNET 3.5%
240,000	Lyft, Inc. Class A(1)	2,848,800
171,000	Uber Technologies, Inc.(1)	12,459,060
		15,307,860
		18,577,860
INFORMATION TECHNOLOGY 22.3%
	COMPUTERS 3.5%
51,000	Apple, Inc.	11,328,630
11,000	Crowdstrike Holdings, Inc. Class A(1)	3,878,380
		15,207,010
	INTERNET 0.7%
30,000	Shopify, Inc. Class A(1)	2,861,550
	SEMICONDUCTORS 9.4%
90,000	Advanced Micro Devices, Inc.(1)	9,246,600
35,000	Broadcom, Inc.	5,860,050
38,000	Micron Technology, Inc.	3,301,820
140,000	NVIDIA Corp.	15,173,200
22,000	NXP Semiconductors NV	4,181,320
18,000	QUALCOMM, Inc.	2,764,980
		40,527,970
	SOFTWARE 8.7%
11,000	Adobe, Inc.(1)	4,218,830
3,300	Intuit, Inc.	2,026,167
25,000	Microsoft Corp.	9,384,750
33,000	MicroStrategy, Inc. Class A(1)(2)	9,512,910
19,000	Salesforce, Inc.	5,098,840
4,000	ServiceNow, Inc.(1)	3,184,560
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Shares		Value
COMMON STOCKS 65.6% (continued)
INFORMATION TECHNOLOGY 22.3% (continued)
	SOFTWARE 8.7% (continued)
16,000	Workday, Inc. Class A(1)	$3,736,480
		37,162,537
		95,759,067
TOTAL COMMON STOCKS (Cost $150,336,963)		282,097,751

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 0.3%
$ 458,344	FHLMC, Series 2023-DNA1, Class M1A, REMIC, (30 day USD SOFR Average + 2.10%), 6.44%, 3/25/43(3)(4)	464,312
489,122	FNMA, Series 2023-R02, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.64%, 1/25/43(3)(4)	499,206
481,354	FNMA, Series 2023-R04, Class 1M1, (30 day USD SOFR Average + 2.30%), 6.64%, 5/25/43(3)(4)	490,175
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,435,970)		1,453,693
COMMERCIAL MORTGAGE-BACKED SECURITIES 0.3%
336,315	FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class A2, 3.15%, 11/25/25	333,447
246,487	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	242,551
255,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	250,197
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	245,707
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28(4)	245,832
62,672	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	58,581
95,887	GNMA, Series 2013-12, Class B, 2.07%, 11/16/52(4)	90,309
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,585,878)		1,466,624
CORPORATE BONDS & NOTES 9.4%
BASIC MATERIALS 0.6%
	CHEMICALS 0.3%
500,000	Eastman Chemical Co., Senior Unsecured Notes, 5.63%, 2/20/34	505,251
500,000	Mosaic Co., Senior Unsecured Notes, 4.05%, 11/15/27(2)	493,114
		998,365
	IRON/STEEL 0.1%
500,000	ArcelorMittal SA, Senior Unsecured Notes, 4.25%, 7/16/29(2)	488,198
	MINING 0.2%
500,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30(2)	488,460
Principal Amount		Value
CORPORATE BONDS & NOTES 9.4% (continued)
BASIC MATERIALS 0.6% (continued)
	MINING 0.2% (continued)
$ 500,000	Newmont Corp., Guaranteed Notes, 2.60%, 7/15/32(2)	$432,872
		921,332
		2,407,895
COMMUNICATIONS 0.8%
	INTERNET 0.3%
500,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30	466,054
500,000	Netflix, Inc., Senior Unsecured Notes, 4.90%, 8/15/34	500,364
500,000	VeriSign, Inc., Senior Unsecured Notes, 2.70%, 6/15/31	439,861
		1,406,279
	MEDIA 0.1%
500,000	Comcast Corp., Guaranteed Notes, 3.95%, 10/15/25	498,828
	TELECOMMUNICATIONS 0.4%
600,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	491,913
600,000	Motorola Solutions, Inc., Senior Unsecured Notes, 2.30%, 11/15/30	524,338
500,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	462,326
		1,478,577
		3,383,684
CONSUMER, CYCLICAL 0.4%
	AUTO MANUFACTURERS 0.1%
500,000	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.45%, 9/6/34(2)	482,076
	LODGING 0.2%
500,000	Hyatt Hotels Corp., Senior Unsecured Notes, 5.38%, 12/15/31(2)	498,027
500,000	Marriott International, Inc., Senior Unsecured Notes, 5.50%, 4/15/37	494,423
		992,450
	RETAIL 0.1%
600,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32	502,478
		1,977,004
CONSUMER, NON-CYCLICAL 1.3%
	AGRICULTURE 0.1%
500,000	Bunge Ltd. Finance Corp., Guaranteed Notes, 4.65%, 9/17/34	483,388
	BIOTECHNOLOGY 0.2%
500,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	480,111
500,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	426,356
		906,467
	COMMERCIAL SERVICES 0.2%
500,000	PayPal Holdings, Inc., Senior Unsecured Notes, 5.15%, 6/1/34	502,180
See Supplementary Notes to Financial Statements.

March 31, 2025

Principal Amount		Value
CORPORATE BONDS & NOTES 9.4% (continued)
CONSUMER, NON-CYCLICAL 1.3% (continued)
	COMMERCIAL SERVICES 0.2% (continued)
$ 500,000	Service Corp. International, Senior Unsecured Notes, 4.00%, 5/15/31	$452,860
		955,040
	HEALTHCARE PRODUCTS 0.3%
500,000	GE HealthCare Technologies, Inc., Senior Unsecured Notes, 4.80%, 8/14/29(2)	501,537
500,000	Stryker Corp., Senior Unsecured Notes, 5.20%, 2/10/35	504,829
500,000	Zimmer Biomet Holdings, Inc., Senior Unsecured Notes, 2.60%, 11/24/31	437,038
		1,443,404
	PHARMACEUTICALS 0.5%
500,000	AbbVie, Inc., Senior Unsecured Notes, 3.20%, 11/21/29	472,316
500,000	Astrazeneca Finance LLC, Guaranteed Notes, 4.88%, 3/3/28	508,361
500,000	Eli Lilly & Co., Senior Unsecured Notes, 4.60%, 8/14/34(2)	491,449
500,000	Pfizer Investment Enterprises Pte. Ltd., Guaranteed Notes, 5.30%, 5/19/53	474,737
		1,946,863
		5,735,162
ENERGY 1.2%
	OIL & GAS 0.8%
500,000	Devon Energy Corp., Senior Unsecured Notes, 5.20%, 9/15/34(2)	482,277
500,000	Diamondback Energy, Inc., Guaranteed Notes, 5.15%, 1/30/30(2)	507,583
500,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	497,492
500,000	Marathon Petroleum Corp., Senior Unsecured Notes, 5.15%, 3/1/30	503,009
500,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.55%, 10/1/34(2)	488,369
500,000	Phillips 66 Co., Guaranteed Notes, 5.25%, 6/15/31	508,264
500,000	Valero Energy Corp., Senior Unsecured Notes, 5.15%, 2/15/30	504,366
		3,491,360
	PIPELINES 0.4%
600,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	490,888
500,000	MPLX LP, Senior Unsecured Notes, 5.40%, 4/1/35	491,286
500,000	Targa Resources Corp., 6.50%, 3/30/34	533,884
		1,516,058
		5,007,418
FINANCIAL 3.6%
	BANKS 2.1%
500,000	Bank of America Corp., (1 day USD SOFR + 2.16%), 5.02%, 7/22/33(4)	497,903
500,000	Bank of New York Mellon Corp., (1 day USD SOFR + 1.51%), 4.71%, 2/1/34(4)	489,358
500,000	Barclays PLC, Senior Unsecured Notes, (1 day USD SOFR + 1.91%), 5.34%, 9/10/35(4)	487,748
Principal Amount		Value
CORPORATE BONDS & NOTES 9.4% (continued)
FINANCIAL 3.6% (continued)
	BANKS 2.1% (continued)
$ 500,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.34%), 4.54%, 9/19/30(2)(4)	$493,257
500,000	Citigroup, Inc., Senior Unsecured Notes, (1 day USD SOFR + 2.09%), 4.91%, 5/24/33(2)(4)	490,299
500,000	Fifth Third Bancorp, Senior Unsecured Notes, (1 day USD SOFR + 1.49%), 4.90%, 9/6/30(2)(4)	498,802
500,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.42%), 5.02%, 10/23/35(4)	486,177
500,000	HSBC Holdings PLC, Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.80%), 4.58%, 6/19/29(4)	495,562
500,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	498,018
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3 mo. USD Term SOFR + 1.64%), 3.96%, 11/15/48(4)	394,517
500,000	KeyCorp, Senior Unsecured Notes, 4.10%, 4/30/28	490,100
500,000	M&T Bank Corp., Senior Unsecured Notes, (1 day USD SOFR + 1.85%), 5.05%, 1/27/34(4)	483,183
500,000	Morgan Stanley, (1 day USD SOFR + 2.56%), 6.34%, 10/18/33(4)	536,433
500,000	PNC Financial Services Group, Inc., Senior Unsecured Notes, (1 day USD SOFR + 1.26%), 4.81%, 10/21/32(4)	494,630
500,000	Regions Financial Corp., Senior Unsecured Notes, (1 day USD SOFR + 2.06%), 5.50%, 9/6/35(2)(4)	493,562
500,000	Royal Bank of Canada, 5.00%, 2/1/33	498,786
500,000	U.S. Bancorp, Senior Unsecured Notes, (1 day USD SOFR + 1.60%), 4.84%, 2/1/34(4)	485,853
500,000	Wells Fargo & Co., Senior Unsecured Notes, (1 day USD SOFR + 1.07%), 5.71%, 4/22/28(4)	510,931
500,000	Wells Fargo & Co., (1 day USD SOFR + 2.13%), 4.61%, 4/25/53(2)(4)	424,257
		9,249,376
	DIVERSIFIED FINANCIALS 0.5%
500,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 3.30%, 1/30/32	442,977
500,000	American Express Co., Senior Unsecured Notes, (1 day USD SOFR Index + 1.28%), 5.28%, 7/27/29(4)	510,188
500,000	Discover Financial Services, Senior Unsecured Notes, 4.10%, 2/9/27	494,916
500,000	Synchrony Financial, 4.88%, 6/13/25	499,752
		1,947,833
	INSURANCE 0.1%
500,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30	480,331
	REITS 0.9%
500,000	Alexandria Real Estate Equities, Inc., Guaranteed Notes, 4.90%, 12/15/30(2)	497,927
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 9.4% (continued)
FINANCIAL 3.6% (continued)
	REITS 0.9% (continued)
$ 500,000	American Tower Corp., 5.50%, 3/15/28	$511,820
500,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	436,436
500,000	Extra Space Storage LP, Guaranteed Notes, 5.40%, 2/1/34(2)	500,624
500,000	Host Hotels & Resorts LP, Senior Unsecured Notes, 3.50%, 9/15/30	458,112
500,000	Kimco Realty OP LLC, Senior Unsecured Notes, 2.25%, 12/1/31	425,092
500,000	Sabra Health Care LP, Guaranteed Notes, 3.20%, 12/1/31	434,219
500,000	Welltower OP LLC, Senior Unsecured Notes, 4.25%, 4/15/28	495,080
		3,759,310
		15,436,850
INDUSTRIAL 0.4%
	AEROSPACE/DEFENSE 0.1%
500,000	RTX Corp., 4.50%, 6/1/42	439,801
	ELECTRONICS 0.1%
600,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	514,916
	MISCELLANEOUS MANUFACTURERS 0.1%
500,000	Teledyne Technologies, Inc., 2.25%, 4/1/28(2)	468,183
	PACKAGING & CONTAINERS 0.1%
500,000	Ball Corp., Guaranteed Notes, 2.88%, 8/15/30	435,809
		1,858,709
TECHNOLOGY 0.6%
	COMPUTERS 0.1%
500,000	Kyndryl Holdings, Inc., Senior Unsecured Notes, 3.15%, 10/15/31(2)	439,061
	SEMICONDUCTORS 0.3%
500,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	361,934
500,000	Broadcom, Inc., 4.30%, 11/15/32	477,292
500,000	Micron Technology, Inc., Senior Unsecured Notes, 5.30%, 1/15/31	505,590
		1,344,816
	SOFTWARE 0.2%
500,000	Fiserv, Inc., Senior Unsecured Notes, 4.20%, 10/1/28	493,040
500,000	Oracle Corp., 6.25%, 11/9/32(2)	533,276
		1,026,316
		2,810,193
UTILITIES 0.5%
	ELECTRIC 0.5%
500,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32(2)	482,255
500,000	National Grid PLC, Senior Unsecured Notes, 5.42%, 1/11/34	504,715
500,000	NextEra Energy Capital Holdings, Inc., Guaranteed Notes, 5.05%, 3/15/30(2)	506,589
Principal Amount		Value
CORPORATE BONDS & NOTES 9.4% (continued)
UTILITIES 0.5% (continued)
	ELECTRIC 0.5% (continued)
$ 500,000	Southern Co., 5.70%, 3/15/34	$516,397
		2,009,956
TOTAL CORPORATE BONDS & NOTES (Cost $40,616,247)		40,626,871
LONG-TERM MUNICIPAL SECURITIES 0.9%
	CALIFORNIA 0.3%
500,000	Regents of the University of California Medical Center Pooled Revenue, Series Q, 4.13%, 5/15/32	484,142
500,000	State of California, GO, 5.70%, 10/1/32	534,192
		1,018,334
	HAWAII 0.1%
500,000	City & County Honolulu Wastewater System Revenue, Series B, 2.50%, 7/1/27	482,290
	ILLINOIS 0.1%
500,000	Illinois State Toll Highway Authority, Series B, 5.85%, 12/1/34	518,073
	MASSACHUSETTS 0.1%
500,000	Commonwealth of Massachusetts, Series A, 3.77%, 7/15/29	489,747
	MICHIGAN 0.1%
500,000	University of Michigan, 5.18%, 4/1/35	496,387
	MINNESOTA 0.1%
500,000	Minnesota Housing Finance Agency, Series J, 5.85%, 7/1/44	502,816
	NEW YORK 0.1%
500,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-3, 2.25%, 11/1/31	434,888
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $3,908,954)		3,942,535
RESIDENTIAL MORTGAGE-BACKED SECURITIES 7.8%
41,484	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	39,251
5,810	FHLMC Gold PC Pool #A47613, 5.00%, 11/1/35	5,860
70,944	FHLMC Gold Pool #C09027, 3.00%, 2/1/43	63,889
1,398,978	FHLMC Pool #QB9661, 2.50%, 3/1/51	1,164,306
590,385	FHLMC Pool #QD2419, 3.00%, 12/1/51	515,751
1,394,720	FHLMC Pool #QE8017, 3.50%, 8/1/52	1,258,805
1,737,985	FHLMC Pool #QF1236, 4.50%, 10/1/52	1,664,754
1,010,056	FHLMC Pool #QG6306, 5.00%, 7/1/53	991,908
161,272	FHLMC Pool #RA6817, 2.50%, 2/1/52	135,171
467,468	FHLMC Pool #SB8215, 4.00%, 3/1/38	455,592
2,220,522	FHLMC Pool #SD4553, 3.00%, 9/1/53	1,926,307
370,363	FHLMC Pool #SD8093, 3.50%, 9/1/50	337,593
927,767	FHLMC Pool #SD8108, 3.00%, 11/1/50	813,770
1,832,668	FHLMC Pool #SD8255, 3.50%, 10/1/52	1,654,661
2,210,448	FHLMC Pool #SD8256, 4.00%, 10/1/52	2,062,674
2,077,894	FHLMC Pool #SD8266, MBS, 4.50%, 11/1/52	1,991,193
1,533,503	FHLMC Pool #SD8328, 4.50%, 6/1/53	1,467,666
303	FNMA Pool #AH3226, 5.00%, 2/1/41	305
90,377	FNMA Pool #AL0657, 5.00%, 8/1/41	91,169
See Supplementary Notes to Financial Statements.

March 31, 2025

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 7.8% (continued)
$ 75,029	FNMA Pool #AQ1853, 3.00%, 11/1/42	$67,855
105,121	FNMA Pool #AU5409, 3.00%, 8/1/43	93,965
470,369	FNMA Pool #CA5540, 3.00%, 4/1/50	413,816
896,003	FNMA Pool #CB5892, 4.50%, 3/1/53	858,681
132,402	FNMA Pool #FM2202, 4.00%, 12/1/48	124,756
300,696	FNMA Pool #FM4140, 2.50%, 9/1/50	253,633
79,077	FNMA Pool #FM9760, 3.50%, 11/1/51	71,846
120,486	FNMA Pool #FM9834, 3.50%, 6/1/49	109,999
1,318,917	FNMA Pool #FS3526, 4.00%, 12/1/52	1,230,744
143,695	FNMA Pool #MA4222, 3.50%, 12/1/50	130,982
2,007,379	FNMA Pool #MA4512, 2.50%, 1/1/52	1,674,900
1,162,844	FNMA Pool #MA5131, 3.50%, 7/1/53	1,049,547
739,164	FNMA Pool #MA5283, MBS, 4.00%, 2/1/54	689,749
13,209	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	12,881
1,147,583	GNMA, Series 2021-98, Class IG, IO, 3.00%, 6/20/51	206,392
42,662	GNMA II Pool #MA1521, 3.50%, 12/20/43	39,668
74,671	GNMA II Pool #MA1839, 4.00%, 4/20/44	71,386
83,123	GNMA II Pool #MA4836, 3.00%, 11/20/47	74,490
196,997	GNMA II Pool #MA7054, 3.50%, 12/20/50	181,055
1,576,432	GNMA II Pool #MA7651, 3.50%, 10/20/51	1,449,382
2,343,905	GNMA II Pool #MA7705, MBS, 2.50%, 11/20/51	2,000,188
4,108,566	GNMA II Pool #MA8043, 3.00%, 5/20/52	3,641,033
1,096,472	GNMA II Pool #MA8945, 4.00%, 6/20/53	1,028,116
1,289,242	GNMA II Pool #MA9527, 5.00%, 3/20/54	1,268,124
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $34,468,105)		33,383,813
U.S. TREASURY OBLIGATIONS 12.5%
2,150,000	U.S. Treasury Bonds, 3.50%, 2/15/39	1,960,363
4,500,000	U.S. Treasury Bonds, 1.13%, 5/15/40(2)	2,847,480
4,000,000	U.S. Treasury Bonds, 3.88%, 5/15/43	3,651,250
500,000	U.S. Treasury Bonds, 3.00%, 2/15/48	381,133
1,500,000	U.S. Treasury Bonds, 4.25%, 8/15/54	1,415,859
2,500,000	U.S. Treasury Notes, 3.00%, 9/30/25(2)	2,485,078
4,000,000	U.S. Treasury Notes, 4.50%, 7/15/26	4,025,156
1,000,000	U.S. Treasury Notes, 4.25%, 12/31/26	1,005,156
5,500,400	U.S. Treasury Notes, 2.25%, 8/15/27	5,297,358
4,500,000	U.S. Treasury Notes, 2.75%, 2/15/28	4,362,188
2,500,000	U.S. Treasury Notes, 1.63%, 8/15/29(2)	2,272,656
7,500,000	U.S. Treasury Notes, 3.63%, 8/31/29	7,405,957
5,000,000	U.S. Treasury Notes, 1.50%, 2/15/30	4,460,352
4,250,000	U.S. Treasury Notes, 2.75%, 8/15/32	3,885,762
2,611,000	U.S. Treasury Notes, 3.38%, 5/15/33	2,473,209
5,900,000	U.S. Treasury Notes, 4.00%, 2/15/34	5,819,797
TOTAL U.S. TREASURY OBLIGATIONS (Cost $53,517,926)		53,748,754

Shares		Value
SHORT-TERM INVESTMENTS 3.3%
	MONEY MARKET FUNDS 3.3%
8,524,712	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.29%(5)	$8,524,712
5,618,879	State Street Navigator Securities Lending Government Money Market Portfolio(6)	5,618,879
		14,143,591
TOTAL SHORT-TERM INVESTMENTS (Cost $14,143,591)		14,143,591
TOTAL INVESTMENTS IN SECURITIES 100.1% (Cost $300,013,634)		$430,863,632
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (0.1)%		(470,463)
NET ASSETS(7) 100.0%		$430,393,169

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of March 31, 2025, the market value of the securities on loan was $35,800,604.
(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(4)
Floating or variable rate security. The rate disclosed is
the rate in effect as of March 31, 2025. The information
in parentheses represents the benchmark and reference
rate for each relevant security and the rate adjusts based
upon the reference rate and spread. The security may be
further subject to interest rate floor and caps. For
securities which do not indicate a reference rate and
spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(5)	Rate reflects 7 day yield as of March 31, 2025.
(6)
Securities with an aggregate market value of
$35,800,604 were out on loan in exchange for
$5,618,879 of cash collateral as of March 31, 2025. The
collateral was invested in a cash collateral reinvestment
vehicle.

(7)
For federal income tax purposes, the aggregate cost was
$300,013,634, aggregate gross unrealized appreciation
was $138,942,344, aggregate gross unrealized
depreciation was $8,092,346 and the net unrealized
appreciation was $130,849,998.

ADR	American Depositary Receipt.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
REITS	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2025:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$282,097,751	$—	$—	$282,097,751
Collateralized Mortgage Obligations	—	1,453,693	—	1,453,693
Commercial Mortgage-Backed Securities	—	1,466,624	—	1,466,624
Corporate Bonds & Notes*	—	40,626,871	—	40,626,871
Long-Term Municipal Securities*	—	3,942,535	—	3,942,535
Residential Mortgage-Backed Securities	—	33,383,813	—	33,383,813
U.S. Treasury Obligations	—	53,748,754	—	53,748,754
Short-Term Investments	14,143,591	—	—	14,143,591
Total Investments in Securities	$296,241,342	$134,622,290	$—	$430,863,632

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended March 31, 2025, there were no Level 3 investments.